Invesco Senior Loan Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-SLO-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–102.32%(b)(c)
Aerospace & Defense–3.65%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-02/28/2018; Cost $1,442,526)(d)	6.19%	08/11/2022		$ 762	$ 757,662
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,341	1,338,526
IAP Worldwide Services
Revolver Loan (Acquired 03/16/2018; Cost $156,389) (Acquired 08/05/2014-03/16/2018; Cost $187,044)(d)(e)	1.48%	07/18/2019		1,946	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	9.10%	07/18/2020		2,249	2,259,918
Maxar Technologies Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/04/2024		3,025	2,669,287
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	7.69%	04/29/2024		1,116	1,102,059
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	05/31/2025		508	507,049
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	11/21/2025		1,327	1,326,610
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	05/30/2025		6,283	6,179,856
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.94%	06/09/2023		1,326	1,305,242
Vectra Co.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/08/2025		588	565,358
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	03/08/2026		348	340,616
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/28/2021		1,066	1,058,159
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/12/2018-07/20/2018; Cost $614,118)(d)	8.10%	02/12/2024		1,301	1,303,874
					22,660,739
Air Transport–1.14%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	4.18%	06/27/2025		74	72,648
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	12/14/2023		729	719,959
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	01/15/2025		3,229	3,224,664
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)	6.50%	08/31/2020		2,998	3,050,429
					7,067,700
Automotive–2.95%
Allison Transmission, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	4.47%	03/29/2026		11	11,526
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.73%	04/06/2024		1,202	1,173,243
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)(d)	6.77%	05/19/2023		681	668,107
Garrett Borrowing LLC (Switzerland)
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	123	137,782
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.11%	09/27/2025		419	413,165
IAA Spinco Inc., Term Loan (f)	—	06/06/2026		776	780,122
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	0.00%	03/20/2025		151	148,749
Term Loan (1 mo. USD LIBOR + 3.25%)	5.68%	03/20/2025		1,193	1,174,670
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	08/18/2021		9	8,680
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.96%	11/06/2024		1	541
Panther BF Aggregator 2 L.P.
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	05/15/2026	EUR	773	864,228
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.93%	05/15/2026		2,460	2,448,192
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.44%	05/22/2024		1,008	970,502
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/01/2025		2,692	2,580,695
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.60%	10/02/2023		116	105,316
Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	01/01/2024		633	569,670
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	06/30/2025		295	292,658
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.25%	03/07/2024		1,169	1,152,599
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $157,710) (Acquired 04/11/2017-07/06/2017; Cost $864,740)(d)(e)	0.00%	04/11/2022		$170	$169,960
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	04/11/2022		2,134	2,112,411
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $665,515)(d)(g)	7.75%	04/11/2022		754	753,756
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.97%	02/05/2026		1,038	1,041,659
Winter Park Intermediate, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.19%	04/04/2025		744	739,352
					18,317,583
Beverage & Tobacco–0.43%
AI Aqua Merger Sub, Inc. (Australia)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		552	535,398
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		2,098	2,040,323
Arterra Wines Canada, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.36%	12/15/2023		70	69,467
					2,645,188
Building & Development–2.59%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2023		2,014	1,984,820
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.70%	01/02/2025		12	11,471
Capital Automotive L.P.
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.94%	03/24/2024		2,514	2,491,380
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.44%	03/24/2025		1,085	1,091,300
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $200,530)	10.10%	06/02/2025		51	50,442
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	06/03/2024		547	532,499
Financiere Persea (Proxiserve), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	170	191,480
Foncia Groupe SAS, Term Loan B-3 (f)	—	09/07/2023	EUR	325	362,038
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/25/2023		893	831,564
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.62%	08/01/2024		181	180,529
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	4.19%	10/17/2023		1,801	1,801,899
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	11/15/2023		748	736,214
Quimper AB (Sweden)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	746	838,665
Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	309	347,289
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	36	40,607
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016; Cost $2,318,256)	5.19%	12/15/2023		2,310	2,303,817
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/08/2025		245	234,532
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/23/2025		413	398,932
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.69%	05/31/2026		628	626,799
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	07/24/2024		1,054	1,006,416
					16,062,693
Business Equipment & Services–10.43%
Allied Universal Holdco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/28/2022		1,015	990,417
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/28/2022		927	920,032
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	06/30/2022		1,115	1,091,607
Altran Technologies, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.88%	03/20/2025		353	351,564
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.94%	08/04/2025		7,397	7,532,328
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.44%	08/04/2022		16	15,801
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2023		7,919	7,901,341
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2024		377	375,430
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	06/15/2026		373	371,608
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)(d)	5.48%	05/22/2024		715	716,571
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.82%	06/21/2024		1,327	1,291,408
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/15/2025		347	347,131
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cast & Crew Payroll, LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	02/09/2026		$ 674	$ 679,572
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.44% Cash Rate (g)	9.50%	08/15/2023		422	206,981
Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	02/15/2023		342	287,758
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.70%	08/08/2026		72	70,412
Crossmark Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	9.94%	06/30/2019		180	179,547
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)(h)	0.00%	12/20/2019		1,568	548,677
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(h)	0.00%	12/21/2020		826	9,291
Dream Secured Bondco AB, Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	277	310,708
Dun & Bradstreet Corp. (The), Term Loan (3 mo. USD LIBOR + 5.00%)	7.43%	02/06/2026		1,716	1,715,157
First Data Corp.
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	07/08/2022		1,413	1,412,296
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	04/26/2024		1,391	1,390,721
Term Loan A (1 mo. USD LIBOR + 1.50%)	3.93%	10/26/2023		28	27,950
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.44%	08/02/2024		228	228,615
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	04/16/2025		965	959,035
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	11.44%	04/16/2026		375	362,773
Global Payments, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.19%	04/21/2023		46	46,252
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	4.19%	10/17/2025		644	644,420
I-Logic Technologies Bidco Ltd., Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	12/21/2024	EUR	169	189,194
INDIGOCYAN Midco Ltd., Term Loan B (3 mo. GBP LIBOR + 4.75%)(d)	5.54%	06/23/2024	GBP	609	769,375
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	03/05/2026		1,037	1,021,155
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.12%	03/05/2027		701	699,243
ION Trading Technologies S.a.r.l., Term Loan (3 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		599	585,816
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	01/02/2026		1,115	1,080,379
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.12%	03/09/2023		1,428	1,428,136
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		327	284,550
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		1,728	1,494,632
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	04/25/2025		2,076	2,080,335
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 7.50%)	10.10%	09/30/2022		3,211	3,071,413
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.47%	03/18/2024		27	27,470
Prime Security Services Borrower, LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	05/02/2022		1,629	1,615,706
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	01/29/2025		197	195,409
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	10/01/2025		3,938	3,848,040
ServPro Borrower, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	03/26/2026		160	159,662
SMS Systems Maintenance Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.44%	10/30/2023		1,317	959,973
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.85%	11/14/2022		5,366	5,277,697
Techem GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	177	199,384
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	38	42,250
Trans Union LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.44%	06/19/2025		382	381,420
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (3 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		1,261	1,208,598
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	6.10%	05/21/2022		1,264	1,266,663
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		1,097	1,077,576
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		153	150,719
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/12/2023		121	118,336
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/14/2023		21	20,726
West Corp.
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.52%	10/10/2024		2,078	1,943,913
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	6.02%	10/10/2024		962	894,254
WEX Inc., Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.69%	05/17/2026		1,602	1,594,702
					64,672,129
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–7.58%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	07/15/2025		$621	$595,502
Term Loan (1 mo. USD LIBOR + 2.75%)	5.18%	01/31/2026		576	552,878
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2025		2,969	2,948,797
Charter Communications Operating, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/30/2025		78	78,342
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		1,969	1,937,321
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	07/17/2025		7,165	7,037,339
Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/25/2026		2,010	1,990,827
Numericable-SFR S.A. (France)
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	6.12%	01/31/2026		4,620	4,457,882
Term Loan B-12 (3 mo. EURIBOR + 3.00%)	3.00%	02/02/2026	EUR	446	482,123
Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	6.44%	08/14/2026		3,491	3,406,868
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.69%	08/15/2026		4,021	3,979,279
Unitymedia Finance LLC (Germany)
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	09/30/2025		428	426,170
Term Loan D (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		2,462	2,451,521
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		6,590	6,585,655
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		6,920	6,873,169
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	04/15/2025		3,264	3,190,900
					46,994,573
Chemicals & Plastics–3.55%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	01/31/2024		1,051	1,038,968
Avantor, Inc., Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	11/21/2024	EUR	664	746,784
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.75%	11/14/2025		1,141	1,141,638
Charter NEX US, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.44%	05/16/2024		80	78,650
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	05/16/2024		330	329,451
Colouroz Investment LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		706	659,750
Term Loan C (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		117	109,064
Diamond (BC) B.V., Term Loan B (2 mo. USD LIBOR + 3.00%)	5.58%	09/06/2024		676	605,367
Encapsys, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	11/07/2024		6	5,681
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	10.08%	11/07/2025		113	111,105
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	10/20/2024		108	106,095
Hexion International Holdings B.V., Term Loan (2 mo. USD LIBOR + 2.75%)	5.35%	10/01/2020		172	172,555
HII Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/20/2019		392	391,640
Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 10/05/2017; Cost $204,464)(d)	10.94%	12/21/2020		202	202,945
Ineos US Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	03/31/2024		84	82,919
Invictus US NewCo LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	03/28/2025		526	511,848
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.27%	03/30/2026		379	376,369
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	01/31/2026		149	137,596
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	01/31/2025		345	327,958
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.10%	10/01/2025		3,162	3,106,508
Momentive Performance Materials USA, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/18/2024		39	39,023
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	6.13%	11/14/2025		571	571,594
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	6.12%	10/14/2024		1,144	1,144,948
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	147	164,305
Term Loan B (3 mo. USD LIBOR + 4.75%)	7.27%	04/05/2026		413	407,494
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.08%	02/05/2025		365	364,261
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.72%	10/01/2025		6,249	6,216,732
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.38%	08/07/2020		902	903,956
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	09/06/2024		$ 167	$ 165,890
Tronox Finance LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/22/2024		1,054	1,043,654
Univar, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.94%	07/01/2024		256	255,564
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	5.52%	08/08/2024		463	461,776
					21,982,088
Clothing & Textiles–0.84%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/27/2024			359	353,721
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.19%	09/29/2025			1,158	1,146,543
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.00%	08/21/2022			1,953	1,651,385
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.48%	05/01/2024			639	610,498
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	6.80%	05/17/2026			476	475,662
Mascot Bidco Oy, Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		852	958,765
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/25/2025			34	33,651
						5,230,225
Conglomerates–0.37%
CTC AcquiCo GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 2.75%)	2.50%	03/07/2025	EUR		427	471,845
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.27%	03/07/2025			563	553,273
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.18%	06/27/2024			441	438,042
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	02/03/2025			385	375,313
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.22%	02/03/2025			264	263,681
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.22%	02/02/2026			192	188,085
						2,290,239
Containers & Glass Products–3.12%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	11/07/2025			871	848,407
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.61%	11/07/2025			656	641,687
Berry Global, Inc.
Term Loan S (1 mo. USD LIBOR + 2.00%)	4.20%	02/08/2020			189	189,026
Term Loan T (1 mo. USD LIBOR + 2.00%)	4.20%	01/06/2021			620	619,077
Term Loan U (f)	—	05/17/2026			8,086	8,055,469
Term Loan U (f)	—	05/17/2026	EUR		179	200,687
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	04/03/2024			196	191,881
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.19%	05/22/2024			79	78,699
Duran Group, Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	6.58%	03/21/2024			2,515	2,464,602
Flex Acquisition Co., Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	5.88%	06/29/2025			2,346	2,262,185
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	10/19/2023			871	853,140
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	10/21/2024			166	154,600
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.44%	11/21/2023			662	662,576
Klockner Pentaplast of America, Inc. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		302	299,823
Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2022			306	270,100
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2024			346	345,397
Ranpak Corp.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/24/2014; Cost $140,956)(d)	9.69%	10/03/2022			141	140,809
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2021			400	401,034
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/17/2024			542	522,539
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR		156	168,437
						19,370,175
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–1.02%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024		$2,259	$2,172,883
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.19%	09/26/2025		666	590,369
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/11/2025		474	415,250
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.71%	04/05/2025		3,291	3,159,144
					6,337,646
Drugs–2.46%
BPA Laboratories, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.75%) (Acquired 04/29/2014; Cost $2,370,771)	8.35%	04/29/2020		2,466	2,404,677
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.35%	04/29/2020		2,145	2,090,867
Catalent Pharma Solutions, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.68%	05/17/2026		1,270	1,270,183
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.75%	04/29/2024		3,314	3,202,121
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.61%	01/31/2025		43	43,151
Phoenix Guarantor, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	6.96%	03/05/2026		0	453
Valeant Pharmaceuticals International, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.22%	11/27/2025		3,056	3,040,105
Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	06/02/2025		3,233	3,227,088
					15,278,645
Ecological Services & Equipment–1.19%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.63%	11/10/2023		489	488,402
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/11/2025		702	665,847
GFL Environmental, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/30/2025		4,435	4,348,982
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	10.19%	03/20/2026		299	289,765
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	02/06/2026		627	625,776
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/11/2023		982	975,223
					7,393,995
Electronics & Electrical–8.63%
4L Technologies, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/08/2020		2,272	2,170,169
Applied Systems, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/19/2024		66	65,431
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/19/2025		58	58,592
Blackboard, Inc., Term Loan B-4 (1 mo. USD LIBOR + 5.00%)	7.60%	06/30/2021		8	8,384
Brave Parent Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.58%	04/18/2025		79	78,706
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/16/2023		1,184	1,180,177
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/06/2026		3,229	3,222,297
Diebold Nixdorf, Inc.
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.75%	08/31/2022		1,969	2,084,623
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	179	189,542
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.25%	11/06/2023		1,609	1,525,454
DigiCert Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	10/31/2025		235	233,311
Dynatrace LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	08/21/2026		98	99,594
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.75%	12/17/2025		758	755,351
ETA Australia Holdings III Pty. Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	04/16/2026		924	926,017
Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/13/2024		62	61,206
Go Daddy Operating Co., LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.44%	02/15/2024		1,300	1,299,400
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	07/07/2025		204	205,164
IGT Holding IV AB, Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 07/25/2017; Cost $1,039,864)	6.35%	07/26/2024		1,040	1,032,065
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.20%	01/11/2027		562	557,483
Term Loan (1 mo. USD LIBOR + 4.00%)	6.45%	01/10/2026		140	139,545
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.69%	11/19/2021		539	534,685
Marcel Bidco LLC (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.89%	03/11/2025		242	240,737
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	90	100,841
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $1,375,987)	8.47%	05/08/2025		$ 1,609	$ 1,607,969
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	08/15/2022		1,675	1,682,901
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	03/06/2026		775	779,120
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	01/30/2026		117	117,576
Natel Engineering Company, Inc., Term Loan (d)(f)	—	04/29/2026		1,429	1,427,162
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.94%	08/08/2024		1,132	1,095,411
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.94%	08/08/2024		639	630,947
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	6.35%	01/10/2024		448	443,127
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	11/22/2024		758	752,552
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $145,104)(d)	10.44%	11/22/2025		147	145,019
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.36%	03/23/2025		1,310	1,296,453
Open Text Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025		49	48,706
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	01/31/2025		417	387,641
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/01/2024		1,824	1,703,132
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $682,599)(d)	6.70%	01/02/2025		681	684,021
Project Leopard Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/07/2023		738	735,711
Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	07/07/2023		717	717,804
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	05/16/2025		3,949	3,887,392
Renaissance Holding Corp., Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.48%	05/29/2026		242	233,693
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.61%	10/25/2025		436	435,028
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/27/2022		3,043	2,535,845
Sandvine Corp. (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.94%	10/31/2025		1,233	1,226,913
Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.44%	11/02/2026		180	177,975
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025		1,423	1,415,443
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		2,025	2,015,432
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		1,420	1,413,736
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		2,494	2,482,629
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.85%	09/29/2023		1,542	1,540,960
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	105	118,451
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.94%	12/04/2020		56	56,433
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.98%	09/28/2024		1,739	1,710,553
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.27%	05/04/2026		1,865	1,869,080
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.19%	04/29/2023		65	63,240
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	12/01/2023		1,328	1,308,906
					53,515,735
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025		122	122,066
Financial Intermediaries–0.77%
Advisor Group, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/17/2025		778	779,153
Evergood 4 APS, Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	63	70,465
LPL Holdings, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	4.68%	09/23/2024		198	197,769
MoneyGram International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/27/2020		3,348	3,262,226
SGG Holdings S.A., Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	402	444,128
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/23/2015; Cost $21,777)(d)	9.69%	10/26/2023		22	20,873
					4,774,614
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food & Drug Retailers–0.11%
Carrols Restaurant Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.68%	04/30/2026		$ 667	$ 666,162
Food Products–3.81%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.22%	10/01/2025		4	3,796
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.22%	10/01/2026		435	434,719
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/31/2025		345	341,728
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR	118	133,186
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	07/03/2020		1,877	1,795,083
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.22%	04/06/2024		2,812	2,748,405
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.44%	05/23/2025		89	88,434
Term Loan (1 mo. USD LIBOR + 3.69%)	6.12%	05/23/2025		2,833	2,777,933
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.50%	11/01/2025		836	833,557
JBS USA Lux S.A., Term Loan B (3 mo. USD LIBOR + 2.50%)	5.02%	05/01/2026		6,611	6,609,986
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	05/01/2025		488	486,778
Nomad Foods US LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	05/15/2024		1,164	1,155,645
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2021		1,091	1,089,714
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $249,281)	9.19%	06/30/2022		246	244,795
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.69%	10/22/2025		5,682	4,886,085
					23,629,844
Food Service–2.07%
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	03/20/2025		170	166,309
EG Finco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		252	248,196
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		384	377,635
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	677	751,371
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/20/2025		965	936,821
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	02/05/2025		1,476	1,462,749
New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	02/16/2024		1,896	1,876,995
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	04/19/2024		857	680,546
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	04/18/2025		239	158,098
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.94%	10/01/2026		442	443,481
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	02/01/2026		310	312,025
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	06/27/2023		4,288	4,254,987
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.35%	11/29/2024		1,162	1,142,979
					12,812,192
Health Care–3.67%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.94%	02/11/2022		671	669,083
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.94%	02/16/2023		1,624	1,618,747
Argon Medical Devices Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.44%	01/23/2026		76	75,499
athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.04%	02/11/2026		2,312	2,314,119
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	171	193,474
DaVita HealthCare Partners, Inc., Term Loan A (f)	—	06/24/2019		2,244	2,240,669
Dentalcorp Perfect Smile ULC (Canada)
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.31%	06/08/2026		149	147,264
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	06/08/2026		597	589,057
Financiere Mendel, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,257	1,418,099
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	06/28/2024		63	62,409
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.47%	10/27/2022		134	134,492
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/07/2022		769	768,643
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.60%	01/17/2025		29	29,374
IWH UK Midco Ltd., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	411	456,301
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/07/2023		$ 3,657	$ 3,582,425
Nidda Healthcare Holding AG, Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	172	218,869
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.70%	06/30/2025		1,558	1,508,527
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 07/02/2018; Cost $1,720,189)	4.00%	06/05/2025	EUR	1,729	1,776,677
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/02/2024		7	7,111
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/06/2024		1,205	1,090,358
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	609	687,679
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	333	374,203
Unilabs Diagnostics AB, Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	769	846,802
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.94%	08/27/2025		1,948	1,951,856
					22,761,737
Home Furnishings–0.96%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	7.19%	02/05/2024			1,031	1,029,247
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.44%	09/29/2024			1,002	1,000,088
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/05/2024			10	9,902
Hilding Anders AB, Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR		386	351,912
PGT Innovations, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.99%	02/16/2022			47	46,870
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.96%	11/08/2023			1,843	1,303,344
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.68%	06/15/2025			871	841,352
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	6.85%	09/25/2024			1,137	1,048,990
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.10%	09/25/2025			330	310,146
						5,941,851
Industrial Equipment–1.49%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/28/2025			239	223,559
Alpha AB Bidco BV, Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		230	257,572
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/01/2025			42	41,532
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.60%	05/18/2024			1,582	1,567,699
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	01/31/2024			20	20,492
Delachaux Group S.A., Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	7.10%	04/16/2026			343	342,178
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	7.19%	08/29/2023			98	98,469
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	07/19/2024			414	414,123
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	07/19/2024			461	450,793
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	07/18/2025			577	567,222
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	07/30/2024			1,219	1,220,835
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.23%	05/31/2023			333	332,219
Hamilton Holdco LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)(d)	4.61%	07/02/2025			1,279	1,272,929
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	5.44%	07/31/2025			1,157	1,156,763
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.60%	03/08/2025			424	424,070
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	08/21/2024			49	48,544
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.50%	02/28/2026			388	342,735
Tank Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.68%	03/26/2026			182	182,429
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2024			303	303,994
						9,268,157
Insurance–1.01%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	05/09/2025			185	180,837
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/25/2024			1,361	1,352,251
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/16/2025			311	311,095
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.59%	04/25/2025			1,953	1,905,842
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.60%	05/16/2024			2,575	2,507,151
						6,257,176
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–3.82%
Alpha Topco Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/01/2024		$ 6,515	$ 6,390,927
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	04/22/2026		440	438,889
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/19/2023		770	770,337
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.97%	01/04/2026		389	393,566
Cinemark USA, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	4.19%	03/31/2025		126	125,644
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/28/2025		4,434	4,366,231
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.23%	11/08/2023		1,108	1,011,295
Dorna Sports, S.L., Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.88%	04/12/2024		724	706,278
Equinox Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/06/2024		132	133,300
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	04/18/2025		1,527	1,515,803
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	475	532,975
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	285	319,495
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.62%	12/16/2024		752	751,568
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/27/2017; Cost $366,999)	4.25%	07/11/2024	CHF	368	365,389
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	02/22/2024		113	112,099
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/17/2024		814	811,687
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.95%	08/19/2024		455	452,864
SSH Group Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	07/30/2025		495	491,655
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(d)	10.83%	07/30/2026		215	216,615
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/29/2026		3,756	3,755,578
					23,662,195
Lodging & Casinos–4.05%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (e)	3.59%	06/16/2025		134	133,225
Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	06/16/2025		553	551,479
B&B Hotels SAS, Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	03/14/2023	EUR	1,024	1,144,178
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.64%	09/15/2023		99	98,239
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	12/23/2024		7,254	7,211,898
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	04/18/2024		569	564,161
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	03/27/2025		11	11,167
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 3.00%)	5.40%	05/15/2026		665	666,112
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.69%	10/15/2025		744	741,982
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.22%	08/14/2024		5,546	5,465,918
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	07/10/2025		5,035	5,042,611
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	06/08/2023		2,549	2,535,314
Twin River Management Group, Inc., Term Loan B (f)	—	05/10/2026		754	754,515
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.43%	12/20/2024		149	148,633
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025		70	70,186
					25,139,618
Nonferrous Metals & Minerals–0.64%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	03/21/2025		592	591,709
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	06/01/2025		1,984	1,707,097
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.85%	01/28/2022		432	423,008
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.10%	01/30/2023		15	15,199
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.50%	05/01/2025		713	679,789
US Salt, LLC, Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.19%	01/16/2026		535	535,518
					3,952,320
Oil & Gas–8.10%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/24/2024		1,430	1,390,420
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.08%	10/31/2024		4	4,036
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	05/21/2025		1,202	1,147,108
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.80%	12/31/2021	$892	$904,489
Term Loan (1 mo. USD LIBOR + 4.75%)	7.18%	12/31/2022	1,418	1,354,116
Centurion Pipeline Co., LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	09/29/2025	396	397,175
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.96%	03/06/2023	2,023	2,001,791
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	03/31/2025	1,567	1,557,959
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.19%	10/29/2025	779	724,476
Fieldwood Energy LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.69%	04/11/2022	1,653	1,556,801
Revolver Loan (d)(e)	0.00%	04/12/2021	9,736	9,638,157
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	04/11/2023	2,764	2,317,095
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024	1,028	1,013,957
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.78%	08/25/2023	3,263	2,707,912
HGIM Corp., Term Loan (6 mo. USD LIBOR + 6.00%)	8.74%	07/02/2023	1,194	1,154,696
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	05/15/2026	2,020	2,019,567
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	02/17/2025	931	905,569
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.44%	05/12/2025	3,205	3,116,631
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/29/2025	373	373,966
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	12/13/2024	1,424	1,397,480
Osum Production Corp., Term Loan (3 mo. USD LIBOR + 5.50%)(d)	8.10%	07/31/2020	2,069	1,903,798
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,600)(d)(h)(i)	0.00%	07/16/2021	10	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	03/19/2021	3,119	3,098,968
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.37%	03/11/2026	987	996,086
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	02/21/2021	6,275	4,911,611
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(i)	10.75%	10/01/2019	289	270,495
Term Loan (3 mo. Prime Rate + 5.25%)(i)	10.75%	08/04/2021	760	577,305
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.95%	03/30/2023	533	531,637
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	4.73%	07/13/2020	2,274	2,267,303
				50,240,604
Publishing–0.98%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.44%	04/11/2025	566	564,323
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/12/2024	286	284,156
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.68%	06/07/2023	2,473	2,362,573
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.83%	06/01/2022	13	13,210
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.46%	10/04/2023	78	76,723
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.71%	12/31/2022	1,707	1,434,098
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.44%	01/27/2024	1,363	1,364,545
				6,099,628
Radio & Television–1.75%
E.W. Scripps Co., Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.19%	05/01/2026	143	143,208
Gray Television, Inc.
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.73%	02/07/2024	62	61,421
Term Loan C (1 mo. USD LIBOR + 2.50%)	4.98%	01/02/2026	2,394	2,387,966
iHeartCommunications, Inc.
Term Loan (3 mo. USD LIBOR + 6.58%)	6.58%	05/01/2026	482	482,718
Term Loan D (3 mo. USD LIBOR + 8.75%)	8.75%	01/30/2020	259	192,722
Term Loan E (3 mo. USD LIBOR + 9.50%)	9.50%	07/30/2019	8,494	6,335,248
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.74%	01/17/2024	113	112,496
NEP/NCP HoldCo, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	10/19/2026	559	553,668
Nexstar Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.68%	01/17/2024	594	588,034
				10,857,481
Retailers (except Food & Drug)–1.62%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	09/25/2024	3,007	2,931,532
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Claire’s Stores, Inc.
Revolver Loan (d)(e)	0.00%	10/12/2022		$21	$21,155
Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		70	116,355
Fossil Group, Inc., Term Loan (1 wk. mo. USD LIBOR + 8.00%)	10.39%	12/31/2020		293	293,774
Fullbeauty Brands Holdings Corp.
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	11.46%	02/07/2024		434	419,145
Term Loan (3 mo. USD LIBOR + 10.00%)	12.47%	02/07/2022		285	286,609
National Vision, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	11/20/2024		320	320,604
Revolver Loan (d)(e)	0.00%	10/14/2022		1,250	1,149,948
Payless, Inc.
Term Loan A-1 (h)	0.00%	02/10/2022		873	458,366
Term Loan A-2 (h)	0.00%	08/10/2022		1,639	573,592
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.83%	01/26/2023		3,446	2,647,063
Vivarte, PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (Acquired 01/06/2016-10/30/2017; Cost $1,493,906)(g)	7.00%	10/29/2019	EUR	1,168	851,154
					10,069,297
Surface Transport–1.54%
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	11.19%	11/12/2020		2,277	1,611,112
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		539	531,285
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		2,193	2,160,364
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/12/2024		11	10,958
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	5.20%	12/06/2024		2,707	2,677,843
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.69%	06/26/2021		1,663	1,583,530
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	02/24/2025		954	955,287
					9,530,379
Telecommunications–9.44%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2025		7,513	7,320,145
Colorado Buyer, Inc.
Incremental Term Loan (1 wk. USD LIBOR + 4.00%)	6.60%	05/01/2024		4,011	3,810,246
Term Loan (1 mo. USD LIBOR + 3.00%)	5.60%	05/01/2024		1,302	1,238,188
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/05/2023		3,955	3,875,253
Eircom Finco S.a.r.l., Term Loan B-2 (f)	—	04/26/2026	EUR	539	602,802
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	05/16/2024		443	439,705
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	6.18%	11/27/2023		358	353,253
Term Loan B-5 (1 mo. USD LIBOR + 6.63%)	6.62%	01/02/2024		1,783	1,788,831
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	02/22/2024		6,316	6,223,301
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)(d)	4.94%	12/10/2025		657	654,131
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	11/15/2024		1,646	1,636,810
Odyssey Investissement S.A.S., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2025	EUR	770	863,887
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	02/01/2024		797	786,803
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	04/11/2025		1,143	1,127,940
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.50%	02/02/2024		2,942	2,916,686
Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	02/02/2024		7,880	7,721,963
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.44%	03/09/2023		1,450	1,354,632
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	5.11%	11/17/2023		5,946	5,886,710
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.60%	05/02/2023		2,726	2,610,798
Windstream Services, LLC
DIP Term Loan (3 mo. USD LIBOR + 2.50%)(i)	4.94%	02/26/2021		1,354	1,357,954
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(i)	10.50%	03/29/2021		4,652	4,759,055
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(i)	9.75%	02/17/2024		1,115	1,128,688
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.44%	01/19/2021		62	61,575
					58,519,356
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–6.52%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	4.27%	05/24/2022		$ 81	$ 81,421
AI Alpine AT BidCo GmbH
Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.74%	10/25/2025		11	10,922
Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	10/31/2025	EUR	313	348,954
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/27/2022		669	670,166
Brookfield WEC Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.19%	08/03/2026		632	638,929
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2025		123	122,491
Calpine Corp.
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.11%	01/15/2024		3,380	3,368,876
Term Loan B-7 (3 mo. USD LIBOR + 2.50%)	5.11%	05/31/2023		2,915	2,900,896
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.34%	04/05/2026		5,469	5,452,635
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	10/02/2023		3,023	3,024,628
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	6.09%	12/17/2021		2,478	2,484,311
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	6.10%	12/17/2021		316	316,326
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	12/19/2022		556	556,588
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024		2,720	2,697,243
Term Loan C (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024		153	152,129
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	05/16/2024		1,708	1,716,779
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)	0.00%	01/29/2020		652	652,496
Term Loan (1 mo. USD LIBOR + 2.25%)	4.74%	12/31/2020		1,948	1,957,487
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	03/06/2025		567	543,383
Revere Power, LLC
Term Loan B (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026		770	767,849
Term Loan C (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026		119	119,060
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	12/02/2021		332	322,328
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.69%	12/14/2023		249	249,565
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	12/31/2025		5,598	5,589,083
Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	08/04/2023		5,679	5,670,205
					40,414,750
Total Variable Rate Senior Loan Interests (Cost $655,801,848)					634,538,780
U.S. Dollar Denominated Bonds & Notes–9.31%
Aerospace & Defense–0.90%
TransDigm, Inc.(j)	6.25%	03/15/2026		5,492	5,615,570
Air Transport–0.35%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		2,158	2,144,981
Automotive–0.34%
Allison Transmission, Inc.(j)	5.87%	06/01/2029		531	536,974
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(j)	6.25%	05/15/2026		500	511,250
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		271	276,488
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		833	778,855
					2,103,567
Business Equipment & Services–0.68%
Dun & Bradstreet Corp. (The)(j)	6.87%	08/15/2026		490	504,088
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		1,815	1,796,850
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024		1,971	1,939,030
					4,239,968
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–2.14%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		$520	$529,823
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		3,966	3,906,510
Altice France S.A. (France)(j)	8.12%	02/01/2027		832	833,040
Altice France S.A. (France)(j)	7.37%	05/01/2026		1,689	1,654,164
CSC Holdings, LLC(j)	5.50%	05/15/2026		5,666	5,763,455
Virgin Media Bristol LLC (United Kingdom)(j)	5.50%	08/15/2026		554	557,978
					13,244,970
Chemicals & Plastics–0.24%
Alpha US Bidco, Inc. (Germany)(j)	8.75%	06/01/2023		526	518,110
Avantor, Inc.(j)	6.00%	10/01/2024		963	1,002,483
					1,520,593
Containers & Glass Products–0.59%
Ardagh Glass Finance PLC (Ireland)(j)	4.25%	09/15/2022		504	500,850
Ardagh Glass Finance PLC (Ireland)(j)	4.62%	05/15/2023		852	853,065
Berry Global, Inc.(j)	4.88%	07/15/2026		779	776,842
Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	6.10%	07/15/2021		969	975,056
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		576	577,262
					3,683,075
Electronics & Electrical–1.90%
CommScope, Inc.(j)	8.25%	03/01/2027		781	776,119
CommScope, Inc.(j)	6.00%	03/01/2026		2,555	2,567,775
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		720	765,851
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		2,956	3,027,961
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		3,694	3,788,541
Go Daddy Operating Co., LLC(j)	5.25%	12/01/2027		403	407,030
Riverbed Technology, Inc.(j)	8.87%	03/01/2023		664	438,240
					11,771,517
Food Service–0.07%
EG Finco Ltd. (United Kingdom)(j)	6.75%	02/07/2025		436	428,915
Health Care–0.63%
CHS/Community Health Systems, Inc.(j)	8.00%	03/15/2026		3,606	3,458,370
IQVIA, Inc.(j)	5.00%	05/15/2027		436	443,373
					3,901,743
Industrial Equipment–0.02%
Altra Industrial Motion Corp.(j)	6.13%	10/01/2026		94	98,230
Lodging & Casinos–0.14%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		755	756,887
VICI Properties 1 LLC	8.00%	10/15/2023		86	94,139
					851,026
Nonferrous Metals & Minerals–0.36%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		2,114	2,208,251
Oil & Gas–0.01%
Pacific Drilling S.A.(j)	8.38%	10/01/2023		48	46,137
Publishing–0.04%
Clear Channel Worldwide Holdings, Inc.(j)	9.25%	02/15/2024		262	280,916
Radio & Television–0.40%
Clear Channel International B.V.(j)	8.75%	12/15/2020		2,436	2,502,990
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(d)	6.13%	03/15/2020		780	0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–0.46%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		$623	$584,063
Frontier Communications Corp.(j)	8.00%	04/01/2027		1,252	1,302,080
Goodman Networks, Inc.	8.00%	05/11/2022		1,870	934,798
Windstream Services, LLC(i)(j)	9.00%	06/30/2025		18	12,128
					2,833,069
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026		241	236,799
Total U.S. Dollar Denominated Bonds & Notes (Cost $60,396,329)					57,712,317
			Shares
Common Stocks & Other Equity Interests–7.86%(l)
Aerospace & Defense–0.85%
IAP Worldwide Services (Acquired 07/18/2014-03/16/2018; Cost $446,121)(d)(m)				342	5,298,189
Automotive–0.08%
ThermaSys Corp.(m)				676,996	204,791
Transtar Holding Co., Class A(d)(m)				2,935,894	264,231
					469,022
Building & Development–0.12%
Five Point Holdings LLC, Class A(m)				98,198	762,016
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(d)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,975)(d)(m)				9	0
					762,016
Business Equipment & Services–0.01%
Checkout Holding Corp.(m)				6,741	35,390
Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A				142	10,543
Conglomerates–0.05%
Euramax International, Inc. (Acquired 07/09/2009; Cost $3,529,067)(d)(m)				3,272	278,137
Cosmetics & Toiletries–0.39%
Levlad, LLC & Arbonne International, LLC(d)(m)				4,893	2,387,589
Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(m)				7,160	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(m)				11,479	0
					0
Financial Intermediaries–0.00%
RJO Holdings Corp.(d)(m)				2,851	2,852
RJO Holdings Corp., Class A(d)(m)				2,314	2,545
RJO Holdings Corp., Class B(d)(m)				3,000	30
					5,427
Health Care–0.00%
New Millennium Holdco(m)				136,135	11,912
Lodging & Casinos–2.37%
Caesars Entertainment Operating Co., LLC(m)				35,315	310,419
Twin River Worldwide Holdings, Inc.(m)				477,073	14,378,980
					14,689,399
Oil & Gas–1.20%
AF Global, Inc. (Acquired 06/08/2017; Cost $31,625)(d)(m)				498	29,133
CJ Holding Co.(m)				27,250	322,640
Fieldwood Energy LLC(m)				23,827	762,464
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares		Value
Oil & Gas–(continued)
HGIM Corp.(d)(m)				2,553	$ 68,931
HGIM Corp., Wts. expiring 07/02/2043(d)(m)				11,411	313,803
Pacific Drilling S.A.(m)				122,734	1,679,001
Paragon Offshore Finance Co., Class A (Cayman Islands)(i)(m)				2,645	2,728
Paragon Offshore Finance Co., Class B (Cayman Islands)(i)(m)				1,323	46,305
Samson Investment Co.(m)				84,254	1,979,969
Transocean Ltd.(m)				191,873	1,189,613
Tribune Resources, Inc., First Lien Wts. expiring 04/03/2023 (Acquired 04/03/2018; Cost $8,198)(d)(m)				99,132	2,974
Tribune Resources, Inc.(m)				382,888	1,057,728
					7,455,289
Publishing–1.30%
Affiliated Media, Inc., Class B (Acquired 10/03/2007; Cost $5,259,391)(m)				81,915	1,638,302
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148)(d)(m)(n)				8,426	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $23,348)(d)(m)				18,385	11,031
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(d)(m)				739,818	0
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $751,378)(m)				326,686	6,370,377
Tribune Publishing Co.(m)				4,756	46,704
					8,066,414
Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.(m)				446	288,506
Fullbeauty Brands Holdings Corp.(m)				2,311	228,789
Payless, Inc.(m)				83,461	0
					517,295
Telecommunications–0.00%
CTM Media Holdings, Inc.				1,270	29,210
Goodman Networks, Inc.(d)(m)				117,618	0
					29,210
Utilities–1.41%
Vistra Operations Co. LLC				357,798	8,429,721
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				357,798	282,660
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $275,358)(d)(m)				585,868	32,223
					8,744,604
Total Common Stocks & Other Equity Interests (Cost $52,311,349)					48,760,436
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.78%
Automotive–0.30%
Federal-Mogul Holdings Corp. REGS(j)	5.00%	07/15/2024	EUR	573	635,605
Federal-Mogul Holdings Corp. REGS (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	641	710,536
Lincoln Financing S.a r.l. REGS (Netherlands) (3 mo. EURIBOR + 3.88%)(j)(k)	3.88%	04/01/2024	EUR	257	283,148
Novem Group GmbH REGS (Germany) (3 mo. EURIBOR + 5.25%)(j)(k)	5.25%	05/15/2024	EUR	136	151,659
Superior Industries International, Inc. REGS(j)	6.00%	06/15/2025	EUR	105	99,559
					1,880,507
Building & Development–0.11%
Haya Finance 2017 S.A. REGS (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	95,517
LSF10 Wolverine Investment SCA REGS (Denmark)(j)	5.00%	03/15/2024	EUR	112	126,224
LSF10 Wolverine Investment SCA REGS (Denmark) (3 mo. EURIBOR + 4.63%)(j)(k)	4.62%	03/15/2024	EUR	381	427,762
					649,503
Cable & Satellite Television–0.14%
Altice Financing S.A. REGS (Luxembourg)(j)	8.00%	05/15/2027	EUR	341	378,590
Altice Financing S.A. REGS (Luxembourg)(j)	4.75%	01/15/2028	EUR	542	513,442
					892,032
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–0.40%
AnaCap Financial Europe S.A. SICAV-RAIF REGS (Luxembourg) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	$193,053
Cabot Financial S.A. REGS (United Kingdom) (3 mo. EURIBOR + 5.88%)(j)(k)	5.88%	11/15/2021	EUR	132	148,932
Garfunkelux Holdco 3 S.A. REGS (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	467	423,017
Garfunkelux Holdco 3 S.A. REGS (Luxembourg)(j)	8.50%	11/01/2022	GBP	519	562,251
Nemean Bondco PLC REGS (Jersey)(j)	7.37%	02/01/2024	GBP	261	318,458
Nemean Bondco PLC REGS (Jersey) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.32%	02/01/2023	GBP	691	840,837
					2,486,548
Food Service–0.12%
EG Finco Ltd. REGS (United Kingdom)(j)	3.63%	02/07/2024	EUR	238	260,219
EG Finco Ltd. REGS (United Kingdom)(j)	4.37%	02/07/2025	EUR	424	465,678
					725,897
Health Care–0.14%
IDH Finance PLC REGS (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.81%	08/15/2022	GBP	750	849,765
Home Furnishings–0.31%
Shop Direct Funding PLC REGS (United Kingdom)(j)	7.75%	11/15/2022	GBP	1,634	1,917,981
Lodging & Casinos–0.16%
Travelodge Hotels Ltd. REGS (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.68%	05/15/2023	GBP	800	1,008,366
Telecommunications–0.10%
eircom Finance DAC (Ireland)	3.50%	05/15/2026	EUR	579	647,621
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,824,009)					11,058,220

Structured Products–0.70%
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	136	144,648
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(j)(k)	6.22%	04/25/2029		$1,080	1,079,193
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(k)	7.33%	10/25/2028		1,220	1,220,006
OCP Euro CLO, REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	153	166,340
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(j)(k)	7.45%	04/15/2026		$1,741	1,702,486
Total Structured Products (Cost $4,290,501)					4,312,673
			Shares
Preferred Stocks–0.05%(l)
Automotive–0.02%
ThermaSys Corp., Series A				144,220	113,934
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(d)				584	5,840
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A				118	17,995
Vivarte (France) (Acquired 01/12/2018; Cost $0)(d)				7,780	0
Vivarte, Class A Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)				259	0
Vivarte, Class B Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)				259	0
					17,995
Telecommunications–0.02%
Goodman Networks, Inc., Series A-1 (Acquired 05/31/2017; Cost $1,399)(d)				139,938	104,954
Utilities–0.01%
Genie Energy Ltd.				7,632	63,956
Total Preferred Stocks (Cost $388,061)					306,679
TOTAL INVESTMENTS IN SECURITIES(o)–122.02% (Cost $785,012,097)					756,689,105
BORROWINGS–(25.80)%					(160,000,000)
OTHER ASSETS LESS LIABILITIES–3.78%					23,456,569
NET ASSETS–100.00%					$620,145,674
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 5.
(f)	This variable rate interest will settle after May 31, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $1,589,926, which represented less than 1% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $68,684,409, which represented 11.08% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	Acquired as part of a bankruptcy restructuring.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of May 31, 2019 represented less than 1% of the Fund’s Net Assets. See Note 4.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2019	Barclays Bank PLC	EUR	7,178,838	USD	8,122,468	$93,895
06/17/2019	Barclays Bank PLC	GBP	2,595,991	USD	3,402,358	118,197
06/17/2019	Barclays Bank PLC	USD	367,758	CHF	368,680	920
06/17/2019	Citibank, N.A.	EUR	374,402	USD	421,001	2,283
06/17/2019	Citibank, N.A.	GBP	2,595,991	USD	3,402,313	118,153
06/17/2019	Goldman Sachs International	CHF	184,338	USD	184,893	556
06/17/2019	J.P. Morgan Chase Bank, N.A.	CHF	184,342	USD	184,883	542
06/17/2019	J.P. Morgan Chase Bank, N.A.	EUR	7,178,839	USD	8,126,014	97,442
06/17/2019	Royal Bank of Canada	GBP	60,731	USD	79,051	2,221
06/17/2019	Toronto Dominion Bank	EUR	7,178,838	USD	8,103,487	74,915
07/16/2019	Bank of America Merrill Lynch	EUR	5,469,146	USD	6,179,041	47,529
07/16/2019	Barclays Bank PLC	GBP	1,756,378	USD	2,287,712	62,446
07/16/2019	Citibank, N.A.	GBP	1,753,629	USD	2,284,115	62,331
07/16/2019	Goldman Sachs International	EUR	5,469,146	USD	6,176,279	44,767
07/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	5,469,146	USD	6,159,965	28,453
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	1,753,629	USD	2,284,167	$62,383
07/16/2019	Morgan Stanley Capital Services LLC	EUR	2,984,493	USD	3,361,211	15,267
07/16/2019	Royal Bank of Canada	EUR	5,469,146	USD	6,185,719	54,207
Subtotal—Appreciation						886,507
Currency Risk
06/17/2019	Bank of America Merrill Lynch	USD	6,171,905	EUR	5,476,499	(47,172)
06/17/2019	Barclays Bank PLC	USD	2,277,153	GBP	1,750,904	(62,102)
06/17/2019	Citibank, N.A.	USD	2,277,146	GBP	1,750,904	(62,096)
06/17/2019	Goldman Sachs International	USD	6,169,112	EUR	5,476,499	(44,379)
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	2,277,189	GBP	1,750,904	(62,139)
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	6,152,847	EUR	5,476,499	(28,114)
06/17/2019	Royal Bank of Canada	USD	6,184,137	EUR	5,481,420	(53,900)
07/16/2019	Barclays Bank PLC	CHF	369,972	USD	370,089	(909)
Subtotal—Depreciation						(360,811)
Total Forward Foreign Currency Contracts						$525,696

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Senior Loan Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Senior Loan Fund

G.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
J.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2019, there were transfers from Level 3 to Level 2 of $10,441,474, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $7,904,920, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$584,819,141	$49,719,639	$634,538,780
U.S. Dollar Denominated Bonds & Notes	—	57,712,317	—	57,712,317
Common Stocks & Other Equity Interests	27,158,847	10,619,468	10,982,121	48,760,436
Non-U.S. Dollar Denominated Bonds & Notes	—	11,058,220	—	11,058,220
Structured Products	—	4,312,673	—	4,312,673
Preferred Stocks	63,956	131,929	110,794	306,679
Investments Matured	—	—	516,584	516,584
Total Investments in Securities	27,222,803	668,653,748	61,329,138	757,205,689
Invesco Senior Loan Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Forward Foreign Currency Contracts	$—	$886,507	$—	$886,507
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(360,811)	—	(360,811)
Total Other Investments	—	525,696	—	525,696
Total Investments	$27,222,803	$669,179,444	$61,329,138	$757,731,385

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/19
Variable Rate Senior Loan Interests	$ 46,636,668	$ 9,877,559	$ (2,634,703)	$ 12,793	$ 29,205	$ 145,513	$ 5,775,354	$ (10,122,750)	$ 49,719,639
Common Stocks & Other Equity Interests	6,395,434	746,740	-	-	-	2,018,463	2,026,274	(204,790)	10,982,121
Preferred Stocks	226,891	-	-	-	-	(2,163)	-	(113,934)	110,794
Investments Matured	413,292	-	-	-	-	-	103,292	-	516,584
Total	$ 53,672,285	$ 10,624,299	$ (2,634,703)	$ 12,793	$ 29,205	$ 2,161,813	$ 7,904,920	$ (10,441,474)	$ 61,329,138
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$886,507
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$886,507
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(360,811)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(360,811)
Invesco Senior Loan Fund

Effect of Derivative Investments for the three months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$539,360
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	421,737
Total	$961,097
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$98,817,478
NOTE 4—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended May 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/19	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$–	$–	$–	$–	$0	$–
NOTE 5—Unfunded Loan Commitments
As of May 31, 2019, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
Borrower	Type	Principal Amount (a)		Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan		$ 81,361	$ 81,158
Dentalcorp Perfect Smile ULC	Delayed Draw Second Lien Term Loan		38,475	37,994
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		151,110	148,749
Pacific Gas and Electric Co.	Delayed Draw Term Loan		652,496	652,496
Transtar Holding Co.	Delayed Draw Term Loan		169,960	169,960
Claire’s Stores, Inc.	Revolver Loan		21,155	21,155
Fieldwood Energy LLC	Revolver Loan		9,735,513	9,638,157
IAP Worldwide Services	Revolver Loan		1,751,871	1,751,871
National Vision, Inc.	Revolver Loan		1,249,944	1,149,948
Unilabs Diagnostics AB	Revolver Loan	EUR	768,492	846,802
				$ 14,498,290
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
NOTE 6—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
Invesco Senior Loan Fund

At the three months ended May 31, 2019, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,249,944	$1,149,948
Invesco Senior Loan Fund